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January 3, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control -- EDGAR

RE:   RiverSource Global Series, Inc.
      Columbia Absolute Return Currency and Income Fund
      Columbia Emerging Markets Bond Fund
      Columbia Emerging Markets Opportunity Fund
      Columbia Global Bond Fund
      Columbia Global Equity Fund
      Columbia Global Extended Alpha Fund
      Threadneedle Global Equity Income Fund

      Post-Effective Amendment No. 63
      File No. 33-25824/811-5696


Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 63 (Amendment). This Amendment was filed electronically on December 29, 2010.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.